Fair value measurements (Tables)	9 Months Ended
Sep. 30, 2018
Recurring Basis
Schedule of Assets and Liabilities Measured at Fair Value

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs	Aggregate
As at September 30, 2018	(Level 1)	(Level 2)	(Level 3)	Fair Value
Receivables from provisional concentrate sales	$—	$8.6	$—	$8.6
Equity investments	161.3	—	3.9	165.2
Warrants	—	0.8	—	0.8
	$161.3	$9.4	$3.9	$174.6

	Quoted Prices in	Significant Other	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs	Aggregate
As at December 31, 2017	(Level 1)	(Level 2)	(Level 3)	Fair Value
Cash and cash equivalents	$511.1	$—	$—	$511.1
Receivables from provisional concentrate sales	—	11.3	—	11.3
Available-for-sale equity investments	168.1	—	—	168.1
Warrants	—	0.8	—	0.8
	$679.2	$12.1	$—	$691.3